Loans from Third-party Companies and Individuals (Details) - USD ($)	Dec. 31, 2014	Jul. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Loan from third-party companies and individual	$ 8,835,269		$ 9,526,579
Beijing Liyuanshida Technology Co., Ltd. [Member]
Short-term Debt [Line Items]
Loan from third-party companies and individual	8,512,770		8,684,186
Amount outstanding	200,000
Beijing Liyuanshida Technology Co., Ltd. [Member] | Xushui [Member]
Short-term Debt [Line Items]
Amount borrowed		$ 8,400,000
Amount outstanding	100,000
Beijing Jialike New Technology Co., Ltd. [Member]
Short-term Debt [Line Items]
Loan from third-party companies and individual	$ 244,061		327,214
Beijing Sridi Technology Co., Ltd. [Member]
Short-term Debt [Line Items]
Loan from third-party companies and individual			50,849
China Automation Control Co., Ltd. [Member]
Short-term Debt [Line Items]
Loan from third-party companies and individual			248,804
Beijing Xinmei Jiahua Co., Ltd. [Member]
Short-term Debt [Line Items]
Loan from third-party companies and individual			163,607
Employee [Member]
Short-term Debt [Line Items]
Loan from third-party companies and individual	$ 78,438		$ 51,919
Interest rate	1.00%